Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Shares for issue as deposit on Triad Acquisition		761,652
Shares for issue of common stock for payment of services		55,932
Shares for stock option exercise		52,500
Shares for KSOP		153,300
Shares for acquisition of assets		2,255,046
Warrants for payment of dividend	12,875,093
Warrants for payment of dividends on common stock, fair market value	$ 6,700,000
Warrants for payment of dividends on MHR Exchange co Corporation	378,174
Warrants for payment of dividends on exchangeable shares, fair market value	$ 197,000
Warrants issued for replacement	138,388
Series C Cumulative Perpetual Preferred Stocks
Shares for issue of series C Preferred stock	4,000,000	4,000,000
Common Stock
Shares for issue of common stock	1,714,000	10,832,000
Shares for issue of common stock for payment of services		56,000
Shares for stock option exercise	5,479,000	53,000
Shares for acquisition of assets	946,000	2,255,000